N-2	12 Months Ended
Sep. 30, 2025 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0002052053
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Powerlaw Corp.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Powerlaw Corp. (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was organized on September 9, 2024 and commenced operations on January 15, 2025, as PowerLaw10, LLC, a Delaware limited liability company. Effective September 5, 2025 the Fund converted to a Maryland corporation and intends to be treated, and to qualify annually, as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended, beginning with taxable year ended September 30, 2026.

The Fund has applied to list its common stock on the Nasdaq Global Market (the “Exchange”) under the symbol PWRL. The listing of its shares must be approved by the Exchange prior to any trading of shares on the Exchange.

The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its investment objective by primarily investing in the equity and equity-linked securities of a concentrated portfolio of approximately 12 to 15 late-stage technology companies. Akkadian CEF Manager, LLC, (the “Adviser”) serves as the Fund’s investment adviser and manages its investments subject to the supervision of the Fund’s Board of Directors.

Risk Factors [Table Text Block]

Risks and Uncertainties – All investments are subject to certain risks. Changes in overall market movements, interest rates, or factors affecting a particular industry, can affect the ultimate value of the Fund’s investments. Investments are subject to a number of risks, including the risks that values will fluctuate as a result of changes in expectations for the economy and individual investors.

Liquidity and Valuation Risk – Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some SPVs in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amount an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of a Fund investment at a time or at an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

A substantial portion of the Fund’s investments are illiquid, as determined by using the SEC standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s judgment may play a greater role in the valuation process.

Concentration Risk – Many of the Fund’s investments will be in U.S. private companies in the technology sector and therefore will be particularly exposed to the risks attendant to investments in that sector. Investors generally have no assurance as to the degree of diversification of the Fund’s investments, either by geographic region, asset type or sector. Accordingly, a significant portion of the Fund’s investments may be made in relatively few geographic regions, asset types, security types or industry sectors. For example, as of September 30, 2025, approximately 35.68% of the Fund’s investment portfolio is invested in private technology companies in the artificial intelligence and aerospace industry. Any such concentration of risk may increase losses suffered by the Fund, which could have a material adverse effect on the Fund’s overall financial condition.

General SPV Risks – The Fund’s investments in SPVs will typically require us to bear a pro rata share of the vehicles’ expenses, including operating and offering related costs, which could result in higher expenses than if the Fund invested in the single underlying portfolio company directly. Because SPVs are generally organized by managers unaffiliated with the Fund or the Adviser, the Fund will typically be one of many investors in the SPV. In purchasing an SPV interest, the Fund entrusts all aspects of the management of the SPV to its manager. SPVs are generally organized as limited liability companies, and to the extent an SPV is organized as a Delaware Series LLC, the Fund would be subject to the risks inherent in investing in a Delaware Series LLC. Some SPVs in which the Fund invest may impose restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent the Fund seeks to reduce or sell an investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold. Additionally, SPVs are not publicly traded and therefore may not be as liquid as other types of investments. Further, the fair value of investments in SPVs may differ from the value of the underlying securities were the Fund to hold such securities directly. Finally, as investors in an SPV, the Fund owns interests in the SPV and has no ownership rights to the underlying securities. These characteristics present additional risks for stockholders. Individual SPVs that the Fund invests in may have different terms and structures, which may present unique risks and result in different fee levels.

Counterparty Risk – The Fund is exposed to counterparty risk from the potential failure of a holder of a portfolio company’s securities to perform in accordance with the agreed upon terms of the investment arrangement, including for the Fund’s investments in forwards, call rights, and loans. The maximum risk of loss from counterparty risk to the Fund is the fair value of the contracts. The Fund considers the effects of counterparty risk when determining the fair value of each investment.

Market Disruption and Geopolitical Risk - The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural, and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund Investments.

NAV Per Share | $ / shares	$ 0.8
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

For the period January 15, 2025 (commencement of operations) through September 5, 2025, PowerLaw10, LLC received the following capital contributions to fund its investments and operating expenses and issued the corresponding units of membership interest. On September 5, 2025, PowerLaw10, LLC converted to a Maryland corporation (the “Conversion” and such corporation Powerlaw Corp.), such units of membership interests converted into the corresponding number of shares of common stock pursuant to the conversion ratios set forth in PowerLaw10, LLC’s Second Amended and Restated Operating Agreement, dated June 10, 2025 (the “Operating Agreement”). In addition, pursuant to the PowerLaw10, LLC Equity Incentive Plan, dated September 9, 2024, PowerLaw10, LLC was authorized to issue 25,000,000 Organizer Units and 15,000,000 Advisor Units. Pursuant to the Operating Agreement, upon the Conversion, the (a) 25,000,000 Organizer Units would have converted into 54,268,121 shares of common stock and (b) 15,000,000 Advisor Units would have converted into 15,303,750 shares of common stock, which would have resulted in an aggregate of 69,571,908 shares of common stock issued upon the conversion of the Organizer Units and Advisor Units. However, prior to the Conversion and pursuant to the Operating Agreement, 5,857,244 of the Organizer Units were converted into 12,462,116 Advisor Units. As a result, immediately prior to the Conversion, PowerLaw10, LLC had 19,142,756 Organizer Units outstanding and 27,462,116 Advisor Units outstanding. Upon the Conversion, the (i) 19,142,756 Organizer Units converted into 41,553,672 shares of common stock and (ii) 27,462,116 Advisor Units converted into 28,018,199 shares of common stock, which resulted in an aggregate of 69,571,908 shares of common stock issued upon the conversion of the Organizer Units and Advisor Units.

Classes of	Capital	Numbers of	Conversion		Common Stock
Membership Interests	Contributions	Membership Interests	Ratio		Shares
Class A Units	$50,000,000	50,000,000	1.2000	x	60,000,000
Class B Units	$251,099,000	251,099,000	1.1040	x	277,213,296
Class B Feeder Units	$107,301,000	107,301,000	1.0450	x	112,129,545
Advisor Units	$-	27,462,116	1.02025	x	28,018,199
Organizer Units	$-	19,142,756	2.1707	x	41,553,672
	$408,400,000	455,004,872			518,914,712

The Organizer Units and Advisor Units were issued pursuant to the PowerLaw10, LLC Equity Incentive Plan, dated September 9, 2024. The Fund applied ASC 718 Compensation-Stock Compensation to account for the Organizer Units and Advisor Units. No cash was paid in connection with the issuance of the Organizer Units and the Advisor Units. The Fund applied the weighted expected return method to estimate the fair value at grant date and at any modification date. Following the initial grants, two modifications occurred: (1) the conversion of Organizer Units to Advisor Units, described above, and (2) the conversion of Advisor Units at the Conversion date in excess of the stated Advisor Units conversion total per the Operating Agreement, which resulted in a value of $3,573,898, which is recorded in the consolidated statement of operations as professional fees and fund administration expense in the amount of $3,510,561 and $63,337, respectively. As of September 30, 2025, there is no recognized compensation expense related to the Organizer Units and Advisor Units.

Certain grants of Advisor Units, representing 17,623,778 Units, were accounted for under ASC 505 Equity, whereby the grants were accounted for a fair value utilizing a probability weighted expected return method. No expense was recorded for these grants.

PowerLaw10, LLC anticipates that the Conversion will be a treated as a tax-free contribution by PowerLaw10, LLC of its assets to Powerlaw Corp. pursuant to section 351 of the Internal Revenue Code of 1986, as amended.

Outstanding Security, Title [Text Block]	common stock
Outstanding Security, Authorized [Shares]	950,000,000
Outstanding Security, Held [Shares]	518,914,712
Liquidity and Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity and Valuation Risk – Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some SPVs in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amount an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of a Fund investment at a time or at an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

A substantial portion of the Fund’s investments are illiquid, as determined by using the SEC standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s judgment may play a greater role in the valuation process.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration Risk – Many of the Fund’s investments will be in U.S. private companies in the technology sector and therefore will be particularly exposed to the risks attendant to investments in that sector. Investors generally have no assurance as to the degree of diversification of the Fund’s investments, either by geographic region, asset type or sector. Accordingly, a significant portion of the Fund’s investments may be made in relatively few geographic regions, asset types, security types or industry sectors. For example, as of September 30, 2025, approximately 35.68% of the Fund’s investment portfolio is invested in private technology companies in the artificial intelligence and aerospace industry. Any such concentration of risk may increase losses suffered by the Fund, which could have a material adverse effect on the Fund’s overall financial condition.

General SPV Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General SPV Risks – The Fund’s investments in SPVs will typically require us to bear a pro rata share of the vehicles’ expenses, including operating and offering related costs, which could result in higher expenses than if the Fund invested in the single underlying portfolio company directly. Because SPVs are generally organized by managers unaffiliated with the Fund or the Adviser, the Fund will typically be one of many investors in the SPV. In purchasing an SPV interest, the Fund entrusts all aspects of the management of the SPV to its manager. SPVs are generally organized as limited liability companies, and to the extent an SPV is organized as a Delaware Series LLC, the Fund would be subject to the risks inherent in investing in a Delaware Series LLC. Some SPVs in which the Fund invest may impose restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent the Fund seeks to reduce or sell an investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold. Additionally, SPVs are not publicly traded and therefore may not be as liquid as other types of investments. Further, the fair value of investments in SPVs may differ from the value of the underlying securities were the Fund to hold such securities directly. Finally, as investors in an SPV, the Fund owns interests in the SPV and has no ownership rights to the underlying securities. These characteristics present additional risks for stockholders. Individual SPVs that the Fund invests in may have different terms and structures, which may present unique risks and result in different fee levels.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk – The Fund is exposed to counterparty risk from the potential failure of a holder of a portfolio company’s securities to perform in accordance with the agreed upon terms of the investment arrangement, including for the Fund’s investments in forwards, call rights, and loans. The maximum risk of loss from counterparty risk to the Fund is the fair value of the contracts. The Fund considers the effects of counterparty risk when determining the fair value of each investment.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk - The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural, and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund Investments.